UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number (811-05037)



                        Professionally Managed Portfolios
               (Exact name of registrant as specified in charter)



                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)



                                Robert M. Slotky
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5344
               Registrant's telephone number, including area code



Date of fiscal year end: August 31, 2003
                         ---------------



Date of reporting period: August 31, 2003

Item 1. Report to Stockholders.

                                       P21
                                     [LOGO]
 -------------------------------------------------------------------------------

                                  ANNUAL REPORT











                                   Year Ended

 -------------------------------------------------------------------------------

                                 August 31, 2003
                                  Portfolio 21




Dear Portfolio 21 Investors:

Despite looming federal deficits, continuing crises in Iraq and elsewhere, and budget shortfalls in many of our states, the stock market has managed to rise and rise and rise. While it is unlikely that this pace will continue, it has been good to recover a large portion of the losses of the past few years, and we are pleased that Portfolio 21 has participated in this rally.

Unfortunately, there has been another wave of scandals, this time involving mutual funds. The New York Attorney General has discovered that several large mutual fund companies have been allowing certain clients to trade illegally, that is, they have allowed the clients to enter orders to buy and sell after the official closing time. These clients, of course, choose to trade like this only when it is to their advantage and, by extension, to the disadvantage of other clients (fund shareholders). In response to this, Portfolio 21 and the company that handles your transactions wish to assure our shareholders--both current and prospective--that we do not engage in these activities, do not condone them, and will reject any requests for illegal or unsuitable transactions. Additionally, we would like to remind you that Portfolio 21 has taken steps to eliminate activity known as "day trading". This type of trading involves the purchase of shares one day and immediate sale (within a few days, usually). These trades are entered into by people who are trying to take advantage of short term volatility in the markets. To prevent this, we have imposed a redemption fee of 2% which is charged when a shareholder redeems shares within 60 days of purchasing them. The fee is paid to the fund and is intended to benefit the other shareholders by paying the costs of short term trading.

Please find below a summary of Portfolio 21's performance and activities for the six-month period ending August 31, 2003, as well as performance for one year, three years, and since inception:

Financial Performance
for Periods
Ending
August 31, 2003

                       Six       One     Three**    Since Inception**
                      Months     Year     Years    September 30, 1999
                      ------     ----     -----    ------------------
Portfolio 21          23.15%    16.90%   (8.20%)         (1.71%)
MSCI World
     Equity Index*    21.93%    11.48%   (11.46%)        (5.69%)

* We use this index as our benchmark since Portfolio 21 holds both US and non-US stocks. As of August 31, approximately 70% of the portfolio was composed of foreign (non-US) companies.

** Three Years and Since Inception performance numbers indicate the Fund's average annual total return.

World stock markets performed very well during the past six months. Although economic news continues to be mixed with the US showing fairly strong growth and Europe and Japan lagging, there was sufficient optimism to boost prices nearly across the board. Several stocks in Portfolio 21 saw dramatic increases. These include Ericsson, Interface, Vestas, and Advanced Micro Devices. Nearly all of the fund's holdings appreciated.

Environmental
Sustainability

We continue to evaluate companies on the basis of their commitment to environmental sustainability. During the past six months we added eight companies to the portfolio. They are: AMD (Advanced Micro Devices), a US semiconductor manufacturer; Aviva, a UK financial services firm; British Land Company, a UK developer and property manager; Kingfisher, a UK home improvement retailer; MMO2, a UK telecommunications company; Storebrand, a Norwegian financial services firm; Telstra, an Australian telecommunications company: and Toshiba, a Japanese electronics manufacturer.

During this period, we divested of our holdings in AstroPower, a manufacturer of solar panels and other equipment. In April 2003 AstroPower failed to meet its filing deadline with the SEC for its 10K report. The company stated that it needed to account for some government contracts and that it would most likely have to restate earnings. Portfolio 21 decided to remove AstroPower from the fund due to the company's misleading actions and lack of transparency. We believe that AstroPower has acted dishonestly and breached the public's trust and thus have removed the company from the fund based on social and corporate governance concerns.

Horizon Organics has reached an agreement to be acquired by Dean Foods, and, as Dean Foods does not meet our selection criteria, we have divested of Horizon Organics. We also divested of Zimmer Holdings, which was a spinoff from Bristol Myers, because the company does not meet our criteria. In both cases, we will review the companies periodically in the hope that they will move toward a recognition of the ecological crisis and a commitment to incorporate environmental sustainability into their business strategies.

Shareholder Activism and
CommunityDevelopment

We were very pleased to see the positive results of a concerted effort by many groups to regain the ground that had been lost when section 771 of the 2003 omnibus appropriations bill was passed by Congress. On April 12, 2003, Senator Patrick Leahy's Organic Restoration Act was passed, effectively repealing this section. Section 771 provided a livestock-feed exemption, removing the requirement of 100% organic feed for any meat, poultry, eggs or dairy products carrying the organic label. In early March we wrote to Oregon Senators Wyden and Smith and Congressman Blumenauer, encouraging support for the Organic Restoration Act. We are pleased this act was passed, as repealing section 771 protects the integrity of the "organic" label and encourages continued growth of organic agricultural production in the United States.

We continue to encourage companies to deal directly with the immense challenges involved in the manufacturing and disposal of computer equipment. We have expressed our support of the advanced recovery fee (ARF) model, which would a) provide (financially) for the development of efficient infrastructure (system design, implementation, administration, collection, transportation, consolidation and sorting); b) allow manufacturers the flexibility to collect their own brand products (and a proportional payment from the ARF pool) from regional distribution centers, thus providing an incentive for design for environment and disassembly; and c) ensure proper treatment for orphan and historical e-waste. We believe the ARF model offers the most efficient approach to national e-waste management.

We also support Extended Producer Responsibility, or EPR, a protocol that describes policies and practices requiring product brand-owners to take full physical or financial responsibility for the life-cycle impacts of their products, from product design to end-of-life product management. This concept includes 'producer take-back' systems. EPR shifts the costs of waste from taxpayers to brand owners and producers and creates a powerful economic incentive to design waste out of the system and substantially reduce the use of toxic materials. We endorse the GrassRoots Recycling Network's EPR principles and will encourage companies held in Portfolio 21 to use these principles as a guide for company strategy and policy development. At our website, www.portfolio21.com, you will find a section on Activism and Community
Investment that includes our activism log and proxy voting record. To go directly to our proxy voting record, visit www.portfolio21.com/proxyvoting.html or call us at 877-351-4115 to obtain a paper copy of this information at no charge.


Information Availability

Please visit the fund's website. You'll find lots of information, including a monthly market update and company profiles.

Your Input Requested

If you have comments or suggestions about Portfolio 21, you can contact us via our website, or call us at 877-351-4115, ext. 21, or email welcome@portfolio21.com. Also, we would love to have your email address so we can communicate with you electronically. If you haven't heard from us via email and would like to, please call or email with your address. We want to assure you that your email address is confidential information that will be used only by us to communicate with you.

                                                        Sincerely,
                                                        /s/ Leslie E. Christian
                                                        Leslie E. Christian

For use only when accompanied or preceded by a prospectus. Read the prospectus carefully before investing.

Past performance does not guarantee future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please refer to the Schedule of Investments for more information regarding fund holdings. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

The index mentioned is unmanaged and is commonly used to measure equity performance. You cannot invest directly in an index. Portfolio 21 may invest in foreign securities, which are subject to the risks of currency fluctuations, political and economic instability and differences in accounting standards.

Quasar Distributors, LLC, distributor. (10/03)

                                  Portfolio 21
                      Value of $10,000 vs MSCI World Index

  Average Annual Total Return
  Period Ended August 31, 2003
1 year                     16.90%
Since Inception (9/30/99)  (1.71%)

[LINE CHART]

Date     Portfolio 21      MSCI World Index
----     ------------      ----------------
9/30/99  $10,000           $10,000
8/31/00  $12,081           $11,247
8/31/01  $ 9,301           $ 8,437
8/31/02  $ 7,995           $ 7,208
8/31/03  $ 9,347           $ 7,976


Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The MSCI World Index measures performance for a diverse range of developed country global stock markets, including U.S., Canada, Europe, Australia, New Zealand and the Far East. The index reflects the reinvestment of distributions, if any, but does not reflect fees, brokerage commissions, or other cost investing.



                                  Portfolio 21

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at August 31, 2003
--------------------------------------------------------------------------------


Shares                              Value       Shares                            Value
--------------------------------------------    ------------------------------------------
COMMON STOCKS: 89.5%                            Computers - Hardware: 6.3%
Auto/Truck Manufacturers: 1.7%                    27,000  Hewlett-Packard Co.
      7,500  Volvo AB (Sweden)     $181,194               (United States) $       537,840
      8,150  Volvo AB - Sponsored                         International
             ADR (Sweden)#          198,453       10,800  Business
                                   ---------              Machines Corp.
                                    379,647               (United States)         885,708
                                   ---------                                    ----------
Banks: 7.1%                                                                     1,423,548
     10,300  Deutsche Bank AG                                                   ----------
             (Germany)              594,274     Diversified Manufacturing: 1.9%
      2,600  Deutsche Bank AG                      7,000  Siemens AG (Germany)    436,155
             (NYSE) (Germany)#      151,424                                     ----------
     14,000  UBS AG                 761,320     Electric Companies: 0.3%
             (Switzerland)#                        3,000  Graninge AB (Sweden)     71,222
      7,253  Wainwright Bank & Trust                                            ----------
             Co. (United States)     81,959     Electronics: 5.4%
                                   ---------      63,000  Mitsubishi Electric
                                   1,588,977              Corp. (Japan)
                                   ---------       1,175  Mitsubishi Electric     258,631
Biotechnology: 2.9%                                       Corp. - Unsponsored
     21,625  Novozymes A/S                                ADR (Japan)#             48,237
             (Denmark)              649,054       11,500  Koninklijke Philips
                                   ---------              Electronics N.V.
Building Materials: 0.6%                                  (Netherlands)#          280,600
     10,450  JM AB (Sweden)         123,732       16,000  SONY CORP. -
                                   ---------              Sponsored ADR
Communication Equipment: 3.7%                             (Japan)#                 527,20
     42,000  Nokia Oyj -                          25,000  TOSHIBA CORP.
             Sponsored                                    (Japan)                 102,203
             ADR (Finland)#         684,180                                     ----------
     23,500  Nortel Networks                                                    1,216,871
             Corp. (Canada)*#        76,375                                     ----------
      4,110  Telefonaktiebolaget                Electronics - Instrumentation: 2.9%
             LM                                   27,000  Agilent
             Ericsson - Sponsored                         Technologies,
             ADR (Sweden)*#          63,623               Inc. (United            656,640
                                   ---------              States)*              ----------
                                    824,178     Electronics - Semiconductor: 3.8%
                                   ---------      31,000  Advanced Micro
Communication Services: 4.9%                              Devices, Inc.
     55,076  AT&T Wireless                                (United States)*        349,990
             Services, Inc.                       20,655  STMicroelectronics
             (United States)*       474,755               N.V. (Switzerland)#     515,136
    175,000  MMO2 plc                                                           ----------
             (Great Britain)*       146,710                                       865,126
        650  Swisscom AG                                                        ----------
             (Switzerland)          177,758     Energy: 4.3% Swisscom AG - Ballard Power
      9,525  Swisscom AG-                         11,625  Systems
             Sponsored ADR                                Inc. (Canada)*#         149,846
             (Switzerland)#         262,033        4,000  Energy Conversion
     16,000  Telstra Corp. Ltd.                           Devices, Inc.
             (Australia)             51,987               (United States)*         48,000
                                   ---------
                                   1,113,243
                                   ---------



See accompanying Notes to Financial Statements.


                                  Portfolio 21

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at August 31, 2003 Continued
--------------------------------------------------------------------------------

Shares                              Value       Shares                            Value
--------------------------------------------    -------------------------------------------
Energy (Continued)                              Miscellaneous Fabricated Products: 2.0%
     17,100 IMPCO Technologies,                    14,275 SKF AB (Sweden)    $     443,896
            Inc. (United States)*  $119,683                                    ------------
      3,200 NEG Micon A/S                       Music: 0.7%
            (Denmark)*               38,087        60,000 EMI Group plc
     10,600 Plug Power, Inc.                              (Great Britain)          146,868
            (United States)*         55,544                                    ------------
     17,100 Quantum Fuel Systems                Office Furnishings: 3.5%
            Technologies                           26,800 Herman Miller,
            Worldwide,                                    Inc. (United States)
            Inc. (United States)*    82,935                                        626,584
     27,300 Vestas Wind Systems                    30,000 Interface, Inc.
            AS (Denmark)            470,237               (United States)*         171,300
                                   ---------                                   ------------
                                    964,332                                        797,884
                                   ---------                                   ------------
Environmental: 0.9%
     34,500 Tomra Systems ASA                   Paper & Forest Products: 2.8%
            (Norway)                201,582        23,200 Stora Enso Oyj           302,099
                                   ---------              (Finland)
Food - Retail: 5.7%                                 9,230 Svenska Cellulosa
     15,800 Axfood AB (Sweden)      260,776               AB (Sweden)              319,582
     12,500 United Natural Foods,                                              ------------
            Inc. (United States)*   371,875                                        621,681
      9,800 Whole Foods Market,                                                ------------
            Inc. (United States)*   531,650     Pharmaceuticals: 4.7%
     10,187 Wild Oats Markets,                     19,500 Baxter International,
            Inc.                                          Inc. (United States)     547,950
            (United States)*        121,022        20,075 Bristol-Myers Squibb Co.
                                   ---------              (United States)          509,303
                                   1,285,323                                   ------------
                                   ---------                                     1,057,253
Healthcare - Medical Products: 2.6%                                            ------------
      6,400 Novo Nordisk A/S                    Photography/Imaging: 3.8%
            (Denmark)               227,101        11,000 CANON, INC.              528,883
     10,125 Novo Nordisk A/S-                             (Japan)
            Sponsored ADR                          31,235 Xerox Corp.
            (Denmark)#              361,969               (United States)*         336,713
                                   ---------                                   ------------
                                    589,070                                        865,596
                                   ---------                                   ------------
Household Furniture/Appliances: 2.6%            Plastic Products: 0.9%
     12,600 Electrolux AB (Sweden)  281,048         5,700 Trex Co., Inc.
      6,655 Electrolux AB - Sponsored                     (United States)*         206,340
            ADR (Sweden)#           297,412                                    ------------
                                   ---------    Real Estate Development: 1.0%
                                    578,460        28,000 British Land Co. plc
                                   ---------              (Great Britain)          220,009
Insurance: 4.6%                                                                ------------
     38,000 Aviva plc (Great                    Retail Stores: 2.6%
            Britain)                301,439        40,000 Boots Group plc
     15,000 Storebrand ASA                                (Great Britain)          418,222
            (Norway)*                75,838               Kingfisher plc
     10,600 Swiss Reinsurance                      40,250 (Great Britain)          173,173
            (Switzerland)           650,910                                    ------------
                                   ---------                                       591,395
                                   1,028,187                                   ------------
                                   ---------    Soap & Cleaning Preparations: 2.1%
                                                    7,400 Henkel KGaA
See accompanying Notes to Financial Statements.           (Germany)                471,234
                                                                               ------------



                              Portfolio 21

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at August 31, 2003, Continued
--------------------------------------------------------------------------------

                                                Percent of
Shares                                Value     Country                          Net Assets
--------------------------------------------    --------------------------------------------
Transportation - Rail: 1.4%                     Australia                             0.23%
         72   East Japan                        Canada                                1.01%
              Railway                           Denmark                               7.76%
              Co. (Japan)     $     304,217     Finland                               4.38%
                                 -----------    Germany                               7.35%
Water Supply: 1.8%                              Great Britain                         8.05%
     40,000  Severn Trent plc                   Japan                                 7.86%
             (Great Britain)        404,934     Netherlands                           1.25%
                                 -----------    Norway                                1.23%
TOTAL COMMON STOCKS                             Sweden                                9.96%
(cost $21,184,462)               20,126,654     Switzerland                          10.52%
                                 -----------    United States                        39.28%
Principal                                       Other assets in excess of
Amount                                          liabilities                           1.12%
--------------------------------------------                                        --------
SHORT-TERM INVESTMENTS: 9.4%                                                        100.00%
Money Market: 8.5%                                                                  ========

 $1,824,872  Federated Cash Trust
             Series II
             Treasury             1,824,872
     96,738  Shorebank Pacific
             Ecodeposit              96,738
                                 -----------
                                  1,921,610
                                 -----------
Certificate of Deposit: 0.9%
    100,000  Self-Help Credit
             Union
             CD, 1.14%, 8/21/2004   100,025
     96,101  Permaculture 1 Year CD
             1.25%, 1/17/2004        96,101
                                 -----------
                                    196,126
                                 -----------
TOTAL SHORT-TERM INVESTMENTS
(cost $2,117,736)                 2,117,736
                                 -----------
TOTAL INVESTMENTS IN SECURITIES:
(cost $23,302,198) 98.9%         22,244,390
Other Assets in excess
of Liabilities: 1.1%                256,052
                                 -----------
NET ASSETS: 100.0%            $  22,500,442
                                 ===========

# U.S. Security of foreign company.
* Non-income producing security.
ADR American Depositary Receipt.

See accompanying Notes to Financial Statements.



                                  Portfolio 21

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at August 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
   Investments in securities, at value (cost
$23,302,198)                                        $22,244,390
   Receivables:
     Other (Foreign) (cost $182,647).                   239,684
     Dividends and interest                              31,071
     Fund shares sold                                    18,921
   Prepaid expenses.                                     13,587
                                                   -------------
       Total assets                                  22,547,653
                                                   -------------

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
   Payables:
     Advisory fee                                         5,516
     Administration fees                                  3,696
     Custody fees                                         2,986
     Fund accounting fees                                 4,902
     Transfer agent fees                                  2,253
     Distribution fees                                    9,122
   Accrued expenses                                      18,736
                                                   -------------
       Total liabilities                                 47,211
                                                   -------------

NET ASSETS                                          $22,500,442
                                                   =============

   Shares outstanding (unlimited number
     of shares authorized, without par value)         1,155,895
                                                   =============

   Net asset value, offering and redemption price
per share                                               $ 19.47
                                                   =============

--------------------------------------------------------------------------------
COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------
   Paid-in capital                                  $23,631,402
   Undistributed net investment income                    8,115
   Accumulated net realized loss from security
     and foreign currency transactions                (137,355)
   Net unrealized depreciation on investments
     and foreign currency transactions              (1,001,720)
                                                   -------------
       Net assets                                   $22,500,442
                                                   =============


See accompanying Notes to Financial Statements.



                                  Portfolio 21

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the year ended August 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
   Income
     Dividend income (net of foreign
      taxes of $42,711)                               $ 278,567
     Interest income                                      9,977
                                                  --------------
       Total income                                     288,544
                                                  --------------
   Expenses
     Advisory fees                                      174,489
     Distribution fees                                   43,622
     Administration fees                                 35,108
     Fund accounting fees                                32,192
     Transfer agent fees                                 19,517
     Registration fees                                   19,234
     Custody fees                                        18,457
     Audit fees                                          13,626
     Shareholder reporting                                8,712
     Trustee fees                                         6,756
     Legal fees                                           3,491
     Miscellaneous fees                                   2,863
     Insurance expense                                    1,011
                                                  --------------
       Total expenses                                   379,078
       Less: expenses waived and reimbursed            (117,344)
                                                  --------------
       Net expenses                                     261,734
                                                  --------------
         Net investment income                           26,810
                                                  --------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
   Net realized loss on investments and
     foreign currency transactions                     (113,382)
   Change in net unrealized
appreciation/depreciation on
     investments and foreign currency transactions    3,135,426
                                                  --------------
   Net realized and unrealized gain on investments
     and foreign currency transactions                3,022,044
                                                  --------------
         Net increase in net assets from             $3,048,854
operations                                        ==============

See accompanying Notes to Financial Statements.



                              Portfolio 21

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 Year Ended         Year Ended
                                              August 31, 2003    August 31, 2002
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM:
-------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------
   Net investment income/loss                  $       26,810    $   (47,633)
   Net realized loss on investments and
     foreign currency transactions                   (113,382)       (11,420)
   Change in net unrealized appreciation/
     depreciation on investments and
     foreign currency transactions                  3,135,426     (2,634,893)
                                                    ---------     -----------
       Net increase (decrease) in net assets
         resulting from operations                  3,048,854     (2,693,946)
                                                    ---------     -----------
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------
   From net investment income                               --             --
   From net realized gain                             (14,409)       (79,037)
                                                     ---------    -----------
       Total distributions                            (14,409)       (79,037)
                                                     ---------    -----------
-------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------
   Net increase in net assets derived from
     net change in outstanding shares (a)            4,307,099      9,640,010
                                                     ---------    -----------
       Total increase in net assets                  7,341,544      6,867,027
                                                     ---------    -----------
-------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------
   Beginning of year                                15,158,898      8,291,871
                                                    ----------    -----------
   End of year                                 $    22,500,442   $ 15,158,898
                                                    ==========    ===========
   Undistributed net investment
     income                                    $         8,115   $         --
                                                    ==========    ===========

(a) A summary of capital share transactions is as follows:

                                         Year Ended                      Year Ended
                                      August 31, 2003                 August 31, 2002
                               -------------------------------  -----------------------------
                                  Shares           Value          Shares          Value
                               --------------  ---------------  ------------  ---------------
Shares sold                          648,554      $10,972,642     1,205,349      $21,936,959
Shares issued in reinvestment
   of distributions                      843           14,258         3,818           77,551
Shares redeemed                     (402,627)      (6,679,801)     (724,754)     (12,374,500)
                                    ---------      -----------     ---------     ------------
Net increase                         246,770      $ 4,307,099       484,413      $ 9,640,010
                                   =========      ===========     =========     ============



See accompanying Notes to Financial Statements.

                                  Portfolio 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
--------------------------------------------------------------------------------

                                                            September 30, 1999*
                                   Year Ended August 31,           through
                                   2003     2002      2001    August 31, 2000
--------------------------------------------------------------------------------
Net asset value,
   beginning of period        $   16.67   $ 19.52 $   25.37  $   21.00
--------------------------------------------------------------------------------
Income from investment
   operations:
--------------------------------------------------------------------------------
Net investment income (loss)       0.02     (0.05)    (0.05)      0.02
Net realized and unrealized
   gain (loss) on investments      2.79     (2.67)    (5.78)      4.35
Total from
   investment
operations                         2.81     (2.72)    (5.83)      4.37
--------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------
From net investment income           --        --     (0.02)        --
From net realized gain            (0.02)    (0.13)        --        --
Total distributions               (0.02)    (0.13)    (0.02)        --
Paid in capital from
   redemption fees (Note 2)        0.01        --        --         --
Net asset value,
   end of period                $ 19.47   $ 16.67   $ 19.52    $ 25.37

Total return                      16.90%   (14.04)%  (23.01)%    20.81%#

--------------------------------------------------------------------------------
Ratio/supplemental data:
--------------------------------------------------------------------------------
Net assets, end of period
(millions)                    $   22.5   $  15.2    $  8.3     $  7.3

--------------------------------------------------------------------------------
Ratio of expenses to average
   net assets:
--------------------------------------------------------------------------------
Before fees waived
   and expenses absorbed           2.17%     2.42%     3.11%      4.48%+
After fees waived
   and expenses
absorbed                           1.50%     1.50%     1.50%      1.50%+

--------------------------------------------------------------------------------
Ratio of net investment income
   (loss) to average net assets:
--------------------------------------------------------------------------------
Before fees waived
   and expenses
absorbed                          (0.52)%   (1.27)%   (1.87)%    (2.84)%+
After fees waived
   and expenses
absorbed                           0.15%    (0.35)%   (0.26)%     0.14%+
Portfolio turnover rate            9.82%     8.18%     5.31%      0.17%#

*Commencement of operations.
+ Annualized
# Not annualized

See accompanying Notes to Financial Statements.

                              Portfolio 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION
--------------------------------------------------------------------------------

     Portfolio 21 (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

--------------------------------------------------------------------------------
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading; securities traded on a national exchange or Nasdaq for which there have been no sales are valued at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq are valued at the most recent trade price, as obtained by an alternative source by the Fund Accountant in consultation with management. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation or provides a valuation that, in the judgement of the Fund's Advisor, does not represent fair value are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.
B. Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than 60 days. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
C. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.
D. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gain and net foreign currency gain realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1st and the end of its fiscal year. The Fund has incurred capital losses of $104,887 and currency losses of $6,712 and will elect to defer such losses. 2011.
E. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
F. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
G. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

--------------------------------------------------------------------------------
NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------

     Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the year ended August 31, 2003, the Fund incurred $174,489 in advisory fees.
The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended August 31, 2003, the Advisor waived fees of $117,344.
     At August 31, 2003, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $365,629. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                           August 31,
                                  --------------------------
                                  2004       2005       2006
                                  ----       ----       ----
  Portfolio 21 Fund            $122,505   $125,780   $117,344

     U.S. Bancorp Fund Services, LLC ("USBFS") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:


Under $15 million                        $30,000
$15 to $50 million                       0.20% of average daily net assets
$50 to $100 million                      0.15% of average daily net assets
$100 to $150 million                     0.10% of average daily net assets
Over $150 million                        0.05% of average daily net assets

     For the year ended August 31, 2003, the Fund incurred $35,108 in administration fees.
     USBFS also provides fund accounting and transfer agency services for the Fund.
     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.
     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund. Certain officers of the Trust are also officers and/or directors of the
Administrator and the Distributor.

--------------------------------------------------------------------------------
NOTE 4 - DISTRIBUTION PLAN
--------------------------------------------------------------------------------

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended August 31, 2003, the Fund incurred $43,622 in distribution fees.

--------------------------------------------------------------------------------
NOTE 5 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     The cost of purchases and the proceeds from sales of securities for the year ended August 31, 2003, excluding short-term investments, were $5,494,469 and $1,560,268 respectively.

--------------------------------------------------------------------------------
NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

     On December 23, 2002, a distribution of $0.01521 per share was declared. The dividend was paid on December 23, 2002, to shareholders of record on December 20, 2002.

     The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                              2003              2002
                              ----              ----
Distributions paid from:
Ordinary income                 $ 3           $ 9,679
Long-term capital gain       14,406            69,358
                             ------            ------
                            $14,409           $79,037
                            =======           =======

     As of August 31, 2003, the components of accumulated losses on a tax basis were as follows:

    Cost of investments(a)                                    $23,302,198
                                                              ===========
    Gross unrealized appreciation                             $   280,344
    Gross unrealized depreciation                              (3,338,152)
                                                               ----------
    Net unrealized depreciation                               $(1,057,808)
    Cumulative tax cost adjustments                           $         --
    Net unrealized appreciation on
     foreign currency transactions                            $    56,088
    Other accumulated losses                                  $  (144,067)
                                                              -----------
    Total accumulated losses                                  $(1,145,787)
                                                              ===========
    Undistributed ordinary income                             $    14,827
    Undistributed long-term capital gain                               --
                                                              -----------
    Total distributable earnings                              $    14,827
                                                              ===========

(a) At August 31, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes.

--------------------------------------------------------------------------------
  NOTE 7 - SUBSEQUENT EVENT
--------------------------------------------------------------------------------

     The foreign receivable at August 31, 2003 of $239,684 was settled on September 15, 2003 in the amount of $272,728, resulting in a gain of $33,044 which was recorded in the subsequent year due to the uncertainty of the settlement.

                                  Portfolio 21

--------------------------------------------------------------------------------
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                              Independent Trustees
                              --------------------
                                                                                # of
                       Position    Term of                                     Funds in
                         with    Office and                                    Complex           Other
       Name, Address     the      Length of   Principal Occupation During     Overseen by     Directorships
          and Age       Trust    Time Served  Past Five Years                  Trustee       Held By Trustee
---------------------- --------- ------------ ------------------------------ --------------- ---------------
Dorothy A. Berry       Chairman  Indefinite   Talon Industries,                    1         Not
  (Born 1943)          and       Term since   (administrative,                              Applicable
2020 E. Financial Way  Trustee   May 1991.    management & business
Suite 100                                     consulting); formerly Chief
Glendora, CA 91741                            Operating Officer,
                                              Integrated Assets Management
                                              (investment advisor and
                                              manager) and formerly
                                              President, Value Line, Inc.,
                                              (investment advisory &
                                              financial publishing firm).

Wallace L. Cook        Trustee   Indefinite   Retired.  Formerly Senior            1         Not
  (born 1939)                    Term since   Vice President, Rockefeller                    Applicable
2020 E. Financial Way            May 1991.    Trust Co.; Financial
Suite 100                                     Counselor, Rockefeller & Co.
Glendora, CA 91741

Carl A. Froebel        Trustee   Indefinite   Private Investor.  Formerly          1         Not
  (born 1938)                    Term since   Managing Director, Premier                     Applicable
2020 E. Financial Way            May 1991.    Solutions, Ltd.;  Formerly
Suite 100                                     President and Founder,
Glendora, CA 91741                            National Investor Data
                                              Services, Inc. (investment
                                              related computer software).

Ashley T. Rabun        Trustee   Indefinite   Founder and Chief Executive          1         Trustee,
  (born 1952)                    Term since   Officer, InvestorReach, Inc.                   E*TRADE
2020 E. Financial Way            May 2002.    (financial services
Suite 100                                     marketing and distribution
Glendora, CA 91741                            consulting), formerly Partner
                                              and Director, Nicholas-
                                              Applegate Capital Management
                                              (investment management).

Rowley W.P. Redington  Trustee   Indefinite   President; Intertech                 1         Not
  (born 1944)                    Term since   Computer Services Corp.                        Applicable
2020 E. Financial Way            May 1991.    (consumer electronics and
Suite 100                                     computer services and
Glendora, CA 91741                            marketing); formerly Vice
                                              President, PRS of New
                                              Jersey, Inc. (management
                                              consulting), and Chief
                                              Executive Officer, Rowley
                                              Associates (consultants).

                        Interested Trustees and Officers
                        --------------------------------
Steven J. Paggioli     Trustee   Indefinite   Consultant, U.S. Bancorp             1         Trustee,
  (born 1950)                    Term since   Fund Services, LLC since                       Managers
2020 E. Financial Way            May 1991.    July 2001; formerly,                           Funds.
Suite 100                                     Executive Vice President,
Glendora, CA 91741                            Investment Company
                                              Administration, LLC
                                              ("ICA")(mutual fund
                                              administrator and
                                              the Fund's former
                                              administrator).

Robert M. Slotky       President Indefinite   Vice President, U.S. Bancorp                   Not
(born 1947)                      Term since   Fund Services, LLC since                       Applicable.
2020 E. Financial Way            August 2002. July 2001; formerly, Senior
Suite 100                                     Vice President, ICA (May
Glendora, CA 91741                            1997-July 2001); former
                                              instructor of accounting
                                              at California State
                                              University-Northridge (1997)

Eric W. Falkeis        Treasurer Indefinite   Vice President, U.S. Bancorp                   Not
  (born 1973)                    Term since   Fund Services, LLC since                       Applicable.
615 East Michigan St.            August 2002. 1997; Chief Financial
Milwaukee, WI 53202                           Officer, Quasar
                                              Distributors, LLC since 2000.

Chad E. Fickett        Secretary Indefinite   Compliance Administrator,                      Not
  (born 1973)                    Term since   U.S. Bancorp Fund Services,                    Applicable
615 East Michigan St.            March 2002.  LLC since July 2000.
Milwaukee, WI 53202


                                Portfolio 21

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders of
   Portfolio 21 and
The Board of Trustees of
   Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Portfolio 21, a series of Professionally Managed Portfolios, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of Portfolio 21 as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights indicated thereon, in conformity with accounting principles generally accepted in the United States of America.


                                                 TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
September 26, 2003

                     (This Page Intentionally Left Blank.)



--------------------------------------------------------------------------------

                                     Advisor
                  PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                                721 NW 9th Avenue
                             Portland, Oregon 97209
                             (877) 351-4115 EXT. 21

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                            Custodian U.S. BANK, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                             Independent Accountants
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                      San Francisco, California 94105-3441

--------------------------------------------------------------------------------

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.


Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that each member of the Trust's audit committee is financially literate and independent. In addition, the Board has determined that Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert," as defined under new SEC regulations, and also independent of management of each series of the Trust.

Item 4. Principal Accountant Fees and Services.

Not required for annual reports filed for periods ending before December 15, 2003.


Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.


Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

(a)  Any code of ethics or amendment thereto. Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Professionally Managed Portfolios

         By (Signature and Title) /s/ Robert M. Slotky
                                  ----------------------------
                                  Robert M. Slotky, President

         Date: November 7, 2003
              -----------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)  /s/ Robert M. Slotky
                                   ---------------------------
                                   Robert M. Slotky, President

         Date: November 7, 2003
               ----------------

         By (Signature and Title)  /s/ Eric W. Falkeis
                                   ---------------------------
                                   Eric W. Falkeis, Treasurer

         Date: November 7, 2003
               ----------------